UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 – December 31, 2018

Item 1.  Schedule of Investments.

BAYWOOD SOCIALLYRESPONSIBLE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Shares	Security Description	Value
Common Stock - 96.1%
Basic Materials - 5.0%
1,900	Nutrien, Ltd.	$89,300
2,900	The Mosaic Co.	84,709
		174,009
Capital Goods / Industrials - 6.2%
300	Cummins, Inc.	40,092
2,000	Johnson Controls International PLC	59,300
2,600	Sensata Technologies Holding PLC (a)	116,584
		215,976
Communication Services - 7.8%
4,800	CenturyLink, Inc.	72,720
3,400	Discovery Communications, Inc., Class C (a)	78,472
500	The Walt Disney Co.	54,825
1,200	Verizon Communications, Inc.	67,464
		273,481
Consumer Discretionary - 8.0%
600	Aptiv PLC	36,942
900	CarMax, Inc. (a)	56,457
400	Lithia Motors, Inc., Class A	30,532
1,600	Tapestry, Inc.	54,000
9,300	TRI Pointe Group, Inc. (a)	101,649
		279,580
Consumer Staples - 5.5%
2,300	Mondelez International, Inc., Class A	92,069
900	PepsiCo., Inc.	99,432
		191,501
Energy - 4.2%
3,600	Centennial Resource Development, Inc., Class A (a)	39,672
3,000	Devon Energy Corp.	67,620
1,100	Schlumberger, Ltd.	39,688
		146,980
Financials - 24.6%
4,100	Air Lease Corp.	123,861
1,500	American Express Co.	142,980
1,800	American International Group, Inc.	70,938
5,100	Bank of America Corp.	125,664
1,500	BOK Financial Corp.	109,995
3,650	Brookfield Asset Management, Inc., Class A	139,978
700	M&T Bank Corp.	100,191
3,000	Radian Group, Inc.	49,080
		862,687
Health Care - 15.9%
600	AbbVie, Inc.	55,314
2,000	AstraZeneca PLC, ADR	75,960
500	Becton Dickinson and Co.	112,660
4,200	Koninklijke Philips NV, ADR	147,462
300	Laboratory Corp. of America Holdings (a)	37,908
1,400	Medtronic PLC	127,344
		556,648
Real Estate - 2.4%
5,300	Brookfield Property Partners LP	85,436
Technology - 12.6%
2,900	Cisco Systems, Inc.	125,657
3,000	Corning, Inc.	90,630
3,400	HP, Inc.	69,564
2,100	Intel Corp.	98,553
800	NXP Semiconductors NV	58,624
		443,028

Shares	Security Description	Value
Transportation - 3.9%
8,800	AP Moller - Maersk A/S, ADR	$54,912
600	Union Pacific Corp.	82,938
		137,850
Total Common Stock (Cost $3,143,632)		3,367,176

Shares	Security Description	Value
Money Market Fund - 3.1%
108,973	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 2.30% (b)
	(Cost $108,973)	108,973
Investments, at value - 99.2% (Cost $3,252,605)		$3,476,149
Other Assets & Liabilities, Net - 0.8%		27,269
Net Assets - 100.0%		$3,503,418

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$3,367,176
Level 2 - Other Significant Observable Inputs	108,973
Level 3 - Significant Unobservable Inputs	–
Total	$3,476,149

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

BAYWOOD SOCIALLYRESPONSIBLE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

Shares	Security Description	Value
Common Stock - 97.8%
Basic Materials - 4.4%
400	DowDuPont, Inc.	$21,392
1,360	Nutrien, Ltd.	63,920
300	Packaging Corp. of America	25,038
		110,350
Capital Goods / Industrials - 7.8%
600	Cummins, Inc.	80,184
500	Eaton Corp. PLC	34,330
1,500	Johnson Controls International PLC	44,475
500	TE Connectivity, Ltd.	37,815
		196,804
Communication Services - 5.9%
2,600	CenturyLink, Inc.	39,390
1,400	Comcast Corp., Class A	47,670
1,100	Verizon Communications, Inc.	61,842
		148,902
Consumer Discretionary - 6.0%
200	Lear Corp.	24,572
1,800	Tapestry, Inc.	60,750
1,000	Target Corp.	66,090
		151,412
Consumer Staples - 9.5%
400	Kimberly-Clark Corp.	45,576
700	Molson Coors Brewing Co., Class B	39,312
900	Mondelez International, Inc., Class A	36,027
400	PepsiCo., Inc.	44,192
800	Walmart, Inc.	74,520
		239,627
Energy -13.1%
900	BP PLC, ADR	34,128
600	Chevron Corp.	65,274
400	ConocoPhillips	24,940
800	Helmerich & Payne, Inc.	38,352
1,200	Occidental Petroleum Corp.	73,656
200	Phillips 66	17,230
1,300	Schlumberger, Ltd.	46,904
400	Valero Energy Corp.	29,988
		330,472
Financials - 21.4%
1,700	American International Group, Inc.	66,997
500	BB&T Corp.	21,660
700	BOK Financial Corp.	51,331
340	Chubb, Ltd.	43,921
900	Citigroup, Inc.	46,854
800	FNF Group	25,152
400	M&T Bank Corp.	57,252
1,500	MetLife, Inc.	61,590
1,800	Morgan Stanley	71,370
800	Prosperity Bancshares, Inc.	49,840
1,000	U.S. Bancorp	45,700
		541,667
Health Care -12.7%
600	Abb Vie, Inc.	55,314
300	Amgen, Inc.	58,401
1,000	AstraZeneca PLC, ADR	37,980
700	Gilead Sciences, Inc.	43,785
2,000	Koninklijke Philips NV, ADR	70,220
600	Medtronic PLC	54,576
		320,276
Real Estate - 3.9%
1,600	Brookfield Property REIT, Inc.	25,760
1,100	Taubman Centers, Inc. REIT	50,039
1,100	Weyerhaeuser Co. REIT	24,046
		99,845

Shares	Security Description	Value
Technology - 9.5%
1,900	Cisco Systems, Inc.	$82,327
2,100	HP, Inc.	42,966
1,500	Intel Corp.	70,395
300	International Business Machines Corp.	34,101
100	Texas Instruments, Inc.	9,450
		239,239
Transportation -1.6%
300	Union Pacific Corp.	41,469
Utilities - 2.0%
700	Dominion Energy, Inc.	50,022
Total Common Stock (Cost $2,487,300)		2,470,085

Shares	Security Description	Value
Money Market Fund - 1.1%
27,880	Federated Government Obligations Fund, Institutional Class, 2.24%(a)
	(Cost $27,880)	27,880
Investments, at value - 98.9% (Cost $2,515,180)		$2,497,965
Other Assets & Liabilities, Net -1.1%		26,658
Net Assets-100.0%		$2,524,623

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$2,470,085
Level 2 - Other Significant Observable Inputs	27,880
Level 3 - Significant Unobservable Inputs	–
Total	$2,497,965

BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 97.4%
California - 87.4%
$715,000	Baldwin Park Unified School District, California GOB	4.00%	08/01/22	$767,460
1,035,000	California Health Facilities Financing Authority, California RB	5.00	10/01/33	1,137,413
845,000	California State Public Works Board, California RB	5.00	05/01/28	1,020,540
750,000	California State Public Works Board, California RB, Series D	5.00	06/01/25	876,870
650,000	California Statewide Communities Development Authority, California RB	4.00	11/01/22	701,902
200,000	California Statewide Communities Development Authority, California RB	5.00	11/15/23	225,904
710,000	Capistrano Unified School District Community Facilities District No. 90-2, California Special Tax Bond	2.50	09/01/21	720,252
800,000	Capistrano Unified School District Community Facilities District No. 90-2, California Special Tax Bond	3.00	09/01/23	832,160
855,000	Chula Vista Elementary School District, California COP	5.00	09/01/22	949,896
610,000	Chula Vista Elementary School District, California COP	5.00	09/01/23	693,082
305,000	City of Laguna Beach, California Special Assessment Bond	2.00	09/02/21	302,218
400,000	City of Los Angeles Department of Airports, California RB, Series B	5.00	05/15/30	438,052
200,000	City of Sacramento, California Special Tax Bond	5.00	09/01/24	228,618
720,000	City of Tulare Sewer Revenue, California RB	5.00	11/15/28	838,829
580,000	Corona Public Financing Authority, California RB	5.00	11/01/26	699,880
625,000	Corona-Norco Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/26	695,944
675,000	Cosumnes Community Services District, California COP	4.00	09/01/24	743,863
850,000	County of El Dorado, California Special Tax Bond	5.00	09/01/22	941,154
295,000	County of Santa Cruz, California COP	5.00	08/01/23	334,495
455,000	Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California RB, Series A	3.50	12/01/25	465,788
510,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/25	596,639
905,000	Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	4.00	08/01/28	1,001,464
1,500,000	Fresno County Financing Authority, California RB	5.00	04/01/28	1,760,040
330,000	Gilroy Unified School District, California COP	4.00	04/01/26	366,531
250,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/30	275,835
2,165,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/29	2,395,399
660,000	Imperial Community College District, California GOB	5.00	08/01/29	725,624
580,000	Irvine Unified School District No. 1, California Special Tax Bond, Series 1	5.00	09/01/23	654,571
205,000	Los Angeles County Redevelopment Refunding Agency, California Tax Allocation Bond, Series A	5.00	09/01/20	215,752
510,000	Lynwood Unified School District, California COP	5.00	10/01/20	537,616
655,000	Lynwood Unified School District, California COP	5.00	10/01/24	756,112
695,000	Lynwood Unified School District, California COP	5.00	10/01/25	814,908
375,000	Lynwood Unified School District, California COP	5.00	10/01/28	434,869
270,000	Modesto Irrigation District, California RB, Series B	5.00	10/01/27	284,097
1,425,000	Mount Diablo Unified School District, California GOB (a)(b)	0.30	08/01/30	1,412,602
400,000	Orange Redevelopment Agency Successor Agency, California Tax Allocation Bond	5.00	09/01/22	445,448
855,000	Palmdale Elementary School District, California COP, Series A	3.00	10/01/21	879,556
200,000	Placentia-Yorba Linda Unified School District, California COP, Series A	5.00	10/01/25	235,190
445,000	Placentia-Yorba Linda Unified School District, California COP, Series A	5.00	10/01/27	516,632
365,000	Poway Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00	12/15/21	399,620
655,000	Poway Unified School District, California Special Tax Bond	3.00	09/01/20	666,934
970,000	Poway Unified School District, California Special Tax Bond	3.00	09/01/21	1,001,118
1,100,000	Poway Unified School District, California Special Tax Bond	5.00	09/01/27	1,283,942
250,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/24	278,323
350,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/25	393,089
1,735,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/29	2,063,609

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

Principal	Security Description	Rate	Maturity	Value
California - 87.4% (continued)
$325,000	Rio Elementary School District Community Facilities District, California Special Tax Bond	3.25%	09/01/26	$324,334
720,000	Riverside County Asset Leasing Corp., California RB	5.00	11/01/26	790,819
250,000	Riverside County Asset Leasing Corp., California RB	4.00	06/01/28	259,360
300,000	Riverside County Redevelopment Successor Agency, California Tax Allocation Bond	5.00	10/01/25	352,374
875,000	Riverside County Redevelopment Successor Agency, California Tax Allocation Bond, Series B	5.00	10/01/25	1,026,559
1,090,000	San Luis Water District, California COP, Series A	5.00	08/01/22	1,207,121
225,000	Santa Clara County Board of Education, California COP	5.00	04/01/21	241,949
1,525,000	Solano County Community College District, California GOB (a)(b)	1.39	08/01/29	1,395,314
500,000	Sonoma Community Development Agency Successor Agency, California Tax Allocation Bond	5.00	12/01/30	526,340
1,075,000	State of California, California GOB	5.00	09/01/27	1,278,605
1,000,000	State of California, California GOB	5.00	10/01/29	1,021,350
1,575,000	Stockton Unified School District, California COP	5.00	02/01/29	1,853,791
1,835,000	Stockton Unified School District, California GOB	5.00	08/01/26	2,164,749
510,000	Stockton Unified School District, California GOB, Series A	5.00	08/01/28	579,972
430,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/24	499,239
1,200,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/27	1,414,788
375,000	Travis Unified School District, California COP	4.00	09/01/22	402,165
215,000	Val Verde Unified School District, California COP, Series A	5.00	08/01/26	249,250
1,000,000	Val Verde Unified School District, California GOB, Series A	5.00	08/01/26	1,190,590
				50,788,509
Illinois - 9.4%
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/30	1,096,250
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/31	1,091,700
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/31	1,091,700
625,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/25	657,425
500,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/25	546,060
255,000	Grundy & Kendall Counties Consolidated Grade School District No. 60, Illinois GOB, Series C	4.00	02/01/21	263,183
625,000	University of Illinois, Illinois RB	5.00	04/01/28	731,287
				5,477,605
Kentucky - 0.2%
125,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/26	128,784
Pennsylvania - 0.4%
225,000	Wellsboro Area School District, Pennsylvania GOB	3.00	04/15/21	229,842
Total Municipal Bonds (Cost $56,823,271)				56,624,740

Shares	Security Description	Value
Money Market Fund - 1.6%
897,021	Fidelity Investments Money Market Government Portfolio, Class I, 2.24% (c)
	(Cost $897,021)	897,021
Investments, at value - 99.0% (Cost $57,720,292)		$57,521,761
Other Assets & Liabilities, Net - 1.0%		604,511
Net Assets - 100.0%		$58,126,272

COP	Certificate of Participation
GOB	General Obligation Bond
RB	Revenue Bond

(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2018.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$–
Level 2 - Other Significant Observable Inputs	57,521,761
Level 3 - Significant Unobservable Inputs	–
Total	$57,521,761

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 97.5%
California - 88.1%
$1,000,000	Abag Finance Authority for Nonprofit Corps., California RB	5.00%	01/01/33	$1,102,730
4,625,000	Abag Finance Authority for Nonprofit Corps., California RB	6.00	09/01/37	4,931,915
1,160,000	Alameda Public Financing Authority, California RB, Series A	5.25	07/01/29	1,215,935
4,400,000	Anaheim Housing & Public Improvements Authority, California RB	5.00	10/01/33	4,759,260
1,420,000	Anaheim Housing & Public Improvements Authority, California RB	5.00	10/01/34	1,533,572
1,045,000	Anaheim Housing & Public Improvements Authority, California RB	5.00	10/01/34	1,138,528
290,000	Bret Harte Union High School District, California COP, AMBAC	4.25	09/01/20	290,531
700,000	California Infrastructure & Economic Development Bank, California RB	5.00	08/15/23	700,826
500,000	California Infrastructure & Economic Development Bank, California RB	5.75	08/15/29	522,635
500,000	California State Public Works Board, California RB, Series B1	5.40	03/01/26	520,105
4,100,000	California State Public Works Board, California RB, Series G	5.00	11/01/37	4,468,672
4,100,000	California Statewide Communities Development Authority, California RB	5.25	11/01/30	4,336,365
2,175,000	California Statewide Communities Development Authority, California RB, Series A	5.00	08/15/46	2,408,247
1,000,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	1,177,150
1,910,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/33	2,248,356
2,000,000	City of Fairfield, California COP, Series A (a)	6.55	04/01/30	1,382,660
1,000,000	City of Los Angeles Department of Airports, California RB	5.00	05/15/35	1,122,840
3,600,000	City of Los Angeles Department of Airports, California RB	5.00	05/15/40	3,738,852
8,775,000	City of Los Angeles Department of Airports, California RB	5.00	05/15/41	9,694,796
1,330,000	City of Los Angeles Department of Airports, California RB	5.00	05/15/42	1,467,589
2,575,000	Coachella Valley Unified School District, California GOB, Series D	5.00	08/01/37	2,792,124
1,380,000	County of San Bernardino, California COP	5.00	08/01/28	1,381,311
1,275,000	County of San Bernardino, California COP	4.75	08/01/28	1,278,672
3,375,000	Desert Community College District, California GOB	5.00	08/01/43	3,740,850
2,835,000	Dublin Unified School District, California GOB, Series D (a)	5.73	08/01/34	1,091,475
9,325,000	Dublin Unified School District, California GOB, Series E (a)	6.14	08/01/39	2,586,475
31,400,000	Dublin Unified School District, California GOB, Series E (a)	6.31	08/01/44	6,157,540
1,500,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/38	1,681,785
1,600,000	Fresno Unified School District, California GOB, Series G (a)	6.10	08/01/41	380,880
4,340,000	Golden State Tobacco Securitization Corp., California RB	5.00	06/01/40	4,869,610
1,500,000	Golden State Tobacco Securitization Corp., California RB	5.00	06/01/40	1,655,340
4,525,000	Golden State Tobacco Securitization Corp., California RB	5.00	06/01/45	4,971,572
1,000,000	Los Angeles Community Redevelopment Agency, California RB, AMBAC	5.00	09/01/37	1,002,340
4,700,000	Los Angeles Department of Water, California RB	5.00	07/01/43	5,108,900
2,250,000	Madera Unified School District, California COP	5.00	09/01/38	2,343,510
4,165,000	Madera Unified School District, California COP	5.00	09/01/43	4,335,349
2,500,000	Madera Unified School District, California COP	5.00	09/01/45	2,601,400
3,185,000	Modesto Irrigation District, California RB (USD 3 Month LIBOR + 0.58%) (b)	2.42	09/01/27	3,118,115
1,600,000	Modesto Irrigation District, California RB (USD 3 Month LIBOR + 0.63%) (b)	2.47	09/01/37	1,534,384
2,650,000	Oakland Unified School District/Alameda County, California GOB	6.63	08/01/38	2,984,218
770,000	Oxnard School District, California GOB, Series A	5.75	08/01/30	879,748
2,500,000	Port of Oakland, California RB, Series P	5.00	05/01/33	2,686,700
3,750,000	Regents of the University of California Medical Center Pooled Revenue, California RB	5.00	05/15/41	4,189,725
2,090,000	Regents of the University of California Medical Center Pooled Revenue, California RB	5.00	05/15/43	2,273,209
5,120,000	Regents of the University of California Medical Center Pooled Revenue, California RB, Series C2 (USD 3 Month LIBOR + 0.74%) (b)	2.49	05/15/43	4,485,888
1,000,000	Sacramento County Sanitation Districts Financing Authority, California RB	5.00	12/01/44	1,096,040
9,525,000	Sacramento County Sanitation Districts Financing Authority, California RB, Series B (USD 3 Month LIBOR + 0.53%) (b)	2.37	12/01/35	9,251,156
2,000,000	Sacramento County Water Financing Authority, California RB, Series B (USD 3 Month LIBOR + 0.55%) (b)	2.39	06/01/34	1,954,760
5,475,000	San Bernardino City Unified School District, California GOB, Series C	5.00	08/01/40	6,179,906
3,230,000	San Diego County Regional Airport Authority, California RB	5.00	07/01/47	3,575,868

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Principal	Security Description	Rate	Maturity	Value
California - 88.1% (continued)
$5,900,000	San Diego County Regional Transportation Commission, California RB	5.00%	04/01/48	$6,366,277
1,000,000	San Diego Public Facilities Financing Authority, California RB, Series A	5.25	04/15/29	1,105,100
3,865,000	San Francisco City & County Airport Commission-San Francisco International Airport, California RB	5.00	05/01/39	4,224,909
1,475,000	San Francisco City & County Airport Commission-San Francisco International Airport, California RB	5.00	05/01/44	1,608,576
1,520,000	San Francisco City & County Airport Commission-San Francisco International Airport, California RB, Second Series	5.25	05/01/33	1,682,503
4,610,000	San Francisco City & County Airport Commission-San Francisco International Airport, California RB, Second Series	6.00	05/01/39	4,672,650
4,450,000	San Francisco City & County Airport Comm-San Francisco International Airport, California RB	5.00	05/01/41	4,896,068
895,000	San Mateo Union High School District, California GOB, Series A (a)	6.02	09/01/25	673,989
105,000	San Mateo Union High School District, California GOB, Series A (a)	6.02	09/01/25	77,954
1,250,000	San Ysidro School District, California COP	5.00	09/01/42	1,355,450
4,680,000	Solano County Community College District, California GOB	5.00	08/01/43	5,146,830
85,000	State of California, California GOB	5.75	05/01/30	85,257
2,270,000	State of California, California GOB	6.00	04/01/38	2,291,860
2,650,000	State of California, California GOB	6.00	11/01/39	2,735,383
5,000	State of California, California GOB	5.00	10/01/28	5,011
135,000	State of California, California GOB, Series 07, AMBAC	5.13	10/01/27	135,321
3,300,000	Stockton East Water District, California COP, Series B (a)	5.97-6.00	04/01/21	2,901,327
2,000,000	Stockton East Water District, California COP, Series B (a)	6.09	04/01/25	1,380,900
1,300,000	Stockton Public Financing Authority, California RB, Series A	6.25	10/01/40	1,521,208
775,000	Stockton Unified School District, California GOB	5.00	07/01/27	851,167
1,600,000	Tulare County Board of Education, California COP	5.38	05/01/33	1,781,264
4,570,000	University of California, California RB	5.00	05/15/42	4,907,495
250,000	Victor Valley Community College District, California GOB, Series A	5.38	08/01/29	255,577
4,900,000	Walnut Energy Center Authority, California RB	5.00	01/01/35	5,040,581
2,165,000	Wasco Union School District, California GOB	5.00	08/01/43	2,371,195
1,575,000	Wasco Union School District, California GOB	5.00	08/01/43	1,725,003
				200,749,269
Illinois - 7.8%
1,000,000	Chicago O'Hare International Airport, Illinois RB	5.00	01/01/46	1,072,090
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/30	1,073,400
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/35	1,060,190
2,050,000	Chicago Park District, Illinois GOB, Series A	5.75	01/01/38	2,281,527
2,325,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/40	2,445,435
1,755,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,909,879
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,088,250
1,795,000	Chicago Park District, Illinois GOB, Series C	5.25	01/01/37	1,853,607
3,895,000	Chicago Park District, Illinois GOB, Series C	5.25	01/01/40	4,016,874
1,000,000	Illinois Finance Authority, Illinois RB	5.63	08/15/31	1,077,860
				17,879,112
Pennsylvania - 1.6%
1,200,000	Pennsylvania Higher Educational Facilities Authority, Pennsylvania RB	5.00	08/15/42	1,276,548
2,100,000	Pennsylvania Turnpike Commission, Pennsylvania RB	5.00	12/01/44	2,263,338
				3,539,886
Total Municipal Bonds (Cost $217,431,316)				222,168,267

Shares	Security Description	Value
Money Market Fund - 1.6%
3,756,222	Fidelity Investments Money Market Government Portfolio, Class I, 2.24% (c)
	(Cost $3,756,222)	3,756,222
Investments, at value - 99.1% (Cost $221,187,538)		$225,924,489
Other Assets & Liabilities, Net - 0.9%		2,037,492
Net Assets - 100.0%		$227,961,981

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
GOB	General Obligation Bond
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Floating rate security. Rate presented is as of December 31, 2018.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$–
Level 2 - Other Significant Observable Inputs	225,924,489
Level 3 - Significant Unobservable Inputs	–
Total	$225,924,489

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 98.2%
California - 0.6%
$1,070,000	Solano County Community College District, California GOB (a)(b)	1.39%	08/01/29	$979,007

Connecticut - 14.9%
1,625,000	State of Connecticut, Connecticut GOB	5.00	08/15/28	1,811,972
950,000	State of Connecticut, Connecticut GOB, Series A	5.00	03/15/28	1,042,074
600,000	State of Connecticut, Connecticut GOB, Series B	4.00	05/15/20	615,840
3,800,000	State of Connecticut, Connecticut GOB, Series B	4.00	05/15/25	4,034,498
1,000,000	State of Connecticut, Connecticut GOB, Series E	5.00	09/15/23	1,085,210
3,190,000	State of Connecticut, Connecticut GOB, Series E	4.00	09/15/28	3,286,147
195,000	State of Connecticut, Connecticut GOB, Series F	5.00	11/15/28	215,339
3,075,000	State of Connecticut Special Tax Revenue, Connecticut RB	5.00	01/01/26	3,525,149
2,325,000	State of Connecticut Special Tax Revenue, Connecticut RB	5.00	08/01/27	2,628,808
1,475,000	State of Connecticut Special Tax Revenue, Connecticut RB	5.00	01/01/28	1,714,879
2,200,000	University of Connecticut, Connecticut RB, Series A	5.00	03/15/30	2,452,758
				22,412,674
Illinois - 23.2%
1,195,000	Champaign County Community Unit School District No. 116 Urbana, Illinois GOB, Series A	4.00	01/01/27	1,294,615
1,245,000	Champaign County Community Unit School District No. 116 Urbana, Illinois GOB, Series A	4.00	01/01/28	1,340,629
2,325,000	Chicago Park District, Illinois GOB, Series A	5.50	01/01/33	2,552,013
540,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/28	582,984
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/31	1,091,700
5,580,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/27	6,045,595
2,735,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/28	2,952,706
1,865,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/26	2,029,586
235,000	Cook County Community Consolidated School District No. 15 Palatine, Illinois GOB	5.00	12/01/23	264,185
725,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/20	761,518
1,190,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/22	1,301,563
1,140,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/23	1,270,359
635,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	4.25	12/01/24	687,978
645,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	4.00	12/01/24	694,536
1,125,000	Cook County High School District No. 209 Proviso Township, Illinois GOB	5.00	12/01/27	1,290,229
1,020,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/30	1,047,846
440,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/23	467,592
95,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/23	103,751
1,000,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/25	1,076,860
725,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/29	752,383
240,000	Cook County School District No. 29 Sunset Ridge, Illinois RB, Series A	3.00	12/01/20	244,159
825,000	Du Page County School District No. 33 West Chicago, Illinois GOB, Series B	4.00	12/01/26	880,267
500,000	Illinois Finance Authority, Illinois RB	5.00	11/15/25	545,010
4,560,000	University of Illinois, Illinois RB	5.00	04/01/26	4,849,150
700,000	University of Illinois, Illinois RB, Series A	5.00	04/01/30	781,683
				34,908,897
Iowa - 1.8%
1,220,000	Waukee Community School District, Iowa RB, Series A	4.00	06/01/24	1,326,238
1,270,000	Waukee Community School District, Iowa RB, Series A	4.00	06/01/25	1,390,053
				2,716,291
Kentucky - 5.9%
300,000	Boone County School District Finance Corp., Kentucky RB	3.00	04/01/25	308,790
400,000	Corbin Independent School District Finance Corp., Kentucky RB	2.00	02/01/22	397,512
425,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/25	438,604
630,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/26	649,070
420,000	Grant County School District Finance Corp., Kentucky RB	3.00	04/01/24	429,627

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Principal	Security Description	Rate	Maturity	Value
Kentucky - 5.9% (continued)
$1,945,000	Jefferson County School District Finance Corp., Kentucky RB, Series A	5.00%	08/01/27	$2,309,590
1,000,000	Jefferson County School District Finance Corp., Kentucky RB, Series A	5.00	08/01/28	1,181,010
280,000	Kenton County School District Finance Corp., Kentucky RB	3.00	02/01/26	282,851
775,000	Madison County School District Finance Corp., Kentucky RB	5.00	05/01/22	841,906
630,000	Madison County School District Finance Corp., Kentucky RB	5.00	05/01/23	698,027
1,270,000	Owen County School District Finance Corp., Kentucky RB	4.00	04/01/26	1,376,197
				8,913,184
Louisiana - 14.1%
1,750,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/21	1,886,062
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/21	1,077,750
1,200,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/22	1,319,184
2,075,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/24	2,360,416
2,550,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/27	3,017,084
2,250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/27	2,642,918
1,265,000	Louisiana Public Facilities Authority, Louisiana RB	5.00	06/01/22	1,383,379
1,080,000	St Martin Parish School Board, Louisiana GOB	5.00	03/01/28	1,255,662
1,650,000	State of Louisiana, Louisiana GOB, Series A	5.00	08/01/21	1,777,198
3,920,000	State of Louisiana, Louisiana GOB, Series B	5.00	08/01/29	4,539,870
				21,259,523
Michigan - 5.3%
175,000	Battle Creek School District, Michigan GOB	5.00	05/01/28	203,233
1,065,000	Bellevue Community Schools, Michigan GOB, Series A	5.00	05/01/31	1,219,212
350,000	Central Michigan University, Michigan RB	5.00	10/01/24	400,974
225,000	Charles Stewart Mott Community College, Michigan GOB	3.00	05/01/24	232,508
1,215,000	Durand Area Schools, Michigan GOB	5.00	05/01/28	1,384,079
1,225,000	Durand Area Schools, Michigan GOB	5.00	05/01/29	1,390,118
695,000	L’Anse Creuse Public Schools, Michigan GOB	5.00	05/01/25	804,456
210,000	Lansing School District, Michigan GOB	5.00	05/01/21	224,353
785,000	Oakland University, Michigan RB	5.00	03/01/29	899,618
920,000	Paw Paw Public Schools, Michigan GOB	5.00	05/01/21	954,408
200,000	Rockford Public Schools, Michigan GOB	5.00	05/01/22	218,542
				7,931,501
Missouri - 1.8%
1,095,000	City of Springfield, Missouri RB, Series B	2.00	05/01/22	1,088,693
1,250,000	City of Springfield, Missouri RB, Series B	3.00	05/01/23	1,292,087
300,000	Missouri Joint Municipal Electric Utility Commission, Missouri RB, Series A	5.00	01/01/24	339,222
				2,720,002
New Jersey - 1.4%
1,000,000	Essex County Improvement Authority, New Jersey RB	4.75	11/01/32	1,002,000
1,000,000	Robbinsville Board of Education, New Jersey GOB	5.25	01/01/23	1,109,950
				2,111,950
New York - 0.3%
215,000	Metropolitan Transportation Authority, New York RB	5.00	11/15/30	240,497
185,000	Metropolitan Transportation Authority, New York RB	5.00	11/15/30	199,178
				439,675
Ohio - 1.2%
1,100,000	County of Hamilton Sales Tax Revenue, Ohio RB, Series A	5.00	12/01/30	1,186,691
200,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/23	216,304
200,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/24	218,724
215,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/25	236,638
				1,858,357
Pennsylvania - 13.3%
1,060,000	Cameron County School District, Pennsylvania GOB	3.00	09/01/21	1,076,706
1,025,000	Cameron County School District, Pennsylvania GOB	2.00	09/01/22	1,002,675
1,095,000	Commonwealth Financing Authority, Pennsylvania RB	5.00	06/01/28	1,274,350

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Principal	Security Description	Rate	Maturity	Value
Pennsylvania - 13.3% (continued)
$1,500,000	Commonwealth Financing Authority, Pennsylvania RB, Series B-1	5.00%	06/01/25	$1,730,445
1,555,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	03/15/24	1,759,607
1,125,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	09/15/26	1,318,264
1,825,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	03/15/27	2,076,485
2,000,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	08/15/31	2,256,280
600,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	10/15/23	674,988
365,000	Deer Lakes School District, Pennsylvania GOB	2.63	04/01/25	365,026
1,460,000	East Stroudsburg Area School District, Pennsylvania GOB	2.00	09/01/21	1,454,919
615,000	Erie Parking Authority, Pennsylvania RB	4.00	09/01/21	640,129
1,320,000	Northern York County School District, Pennsylvania GOB	5.00	11/15/29	1,439,447
200,000	Pennsylvania Turnpike Commission, Pennsylvania RB, Series B	5.00	12/01/25	232,238
680,000	South Middleton School District, Pennsylvania GOB	3.00	09/01/26	683,393
525,000	The Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania RB, Series D	5.00	07/01/32	559,965
430,000	Wyalusing Area School District, Pennsylvania GOB	2.00	04/01/21	427,957
1,120,000	York Suburban School District, Pennsylvania GOB	2.25	05/01/23	1,111,163
				20,084,037
Rhode Island - 0.7%
900,000	Rhode Island Health & Educational Building Corp., Rhode Island RB, Series A	5.00	09/15/30	1,039,626

Texas - 11.7%
845,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas GOB	3.00	09/01/23	862,711
1,600,000	City of Fort Worth, Texas RB, Series A	5.00	03/01/31	1,785,696
150,000	City of Houston, Texas GOB	5.00	03/01/24	163,667
150,000	City of Houston, Texas GOB	5.00	03/01/24	163,473
295,000	City of League City, Texas GOB, Series B	5.00	02/15/30	312,676
500,000	Dallas/Fort Worth International Airport, Texas RB	5.25	11/01/27	556,130
1,245,000	Denton County Fresh Water Supply District No. 10, Texas GOB	3.00	09/01/24	1,278,976
1,750,000	Fort Bend County Levee Improvement District No. 15, Texas GOB, Series PK	1.50	09/01/21	1,709,383
1,310,000	Harris County Municipal Utility District No. 153, Texas GOB	2.00	09/01/20	1,310,838
750,000	Harris County Municipal Utility District No. 290, Texas GOB	2.00	09/01/21	742,710
235,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/21	233,122
235,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/24	240,903
235,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/25	239,387
870,000	Harris Montgomery Counties Municipal Utility District No. 386, Texas GOB	3.00	09/01/26	895,439
860,000	Harris Montgomery Counties Municipal Utility District No. 386, Texas GOB	3.00	09/01/27	876,142
1,055,000	Harris Montgomery Counties Municipal Utility District No. 386, Texas GOB	3.00	09/01/28	1,066,436
275,000	Lower Colorado River Authority, Texas RB	5.00	05/15/30	285,115
900,000	Lower Colorado River Authority, Texas RB	5.00	05/15/27	978,570
330,000	Reagan County Independent School District, Texas GOB	3.00	02/15/23	330,300
2,750,000	Tarrant County Cultural Education Facilities Finance Corp., Texas RB	5.00	08/15/33	3,018,978
590,000	Travis County Water Control & Improvement District No. 17, Texas GOB	3.00	11/01/25	605,222
				17,655,874
Vermont - 0.1%
155,000	Vermont Housing Finance Agency, Vermont RB, Series B	1.95	05/01/23	153,343

Washington - 0.3%
395,000	Grant County Public Utility District No. 2, Washington RB, Series B	5.00	01/01/26	453,910

West Virginia - 0.4%
560,000	West Virginia Economic Development Authority, West Virginia RB, Series A	5.00	06/01/26	609,319

Wisconsin - 1.2%
1,500,000	Wisconsin Health & Educational Facilities Authority, Wisconsin RB	5.00	04/01/27	1,776,540
Total Municipal Bonds (Cost $149,779,765)				148,023,710

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Shares	Security Description	Value
Money Market Fund - 0.8%
1,110,282	Fidelity Investments Money Market Government Portfolio, Class I, 2.24% (c)
	(Cost $1,110,282)	$1,110,282
Investments, at value - 99.0% (Cost $150,890,047)		$149,133,992
Other Assets & Liabilities, Net - 1.0%		1,553,629
Net Assets - 100.0%		$150,687,621

COP	Certificate of Participation
GOB	General Obligation Bond
RB	Revenue Bond

(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2018.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$–
Level 2 - Other Significant Observable Inputs	149,133,992
Level 3 - Significant Unobservable Inputs	–
Total	$149,133,992

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 97.8%
Alabama - 0.5%
$1,000,000	The Water Works Board of the City of Birmingham, Alabama RB	5.00%	01/01/43	$1,083,780

California - 7.8%
65,000	California Health Facilities Financing Authority, California RB, Series A	5.00	04/01/25	65,189
2,875,000	California State Public Works Board, California RB, Series G	5.00	11/01/37	3,133,520
1,000,000	City of Fairfield, California COP, Series A (a)	6.55	04/01/30	691,330
660,000	County of San Bernardino, California COP	5.00	08/01/28	660,627
7,475,000	Dublin Unified School District, California GOB, Series E (a)	6.14	08/01/39	2,073,341
1,450,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/29	1,604,309
1,000,000	Modesto Irrigation District, California RB (USD 3 Month LIBOR + 0.58%) (b)	2.42	09/01/27	979,000
1,000,000	Natomas Unified School District, California GOB (a)	5.06	08/01/26	661,960
1,000,000	Natomas Unified School District, California GOB (a)	5.14	08/01/27	625,120
3,050,000	Sacramento County Sanitation Districts Financing Authority, California RB, Series B (USD 3 Month LIBOR + 0.53%) (b)	2.37	12/01/35	2,962,313
130,000	State of California, California GOB, Series 07, AMBAC	5.13	10/01/27	130,309
1,500,000	Stockton East Water District, California COP, Series B (a)	5.97-
		5.98	04/01/20	1,399,710
2,200,000	Stockton East Water District, California COP, Series B (a)	6.10	04/01/26	1,429,560
250,000	Victor Valley Community College District, California GOB, Series A	5.38	08/01/29	255,577
				16,671,865
Colorado - 8.0%
2,000,000	City of Aurora, Colorado RB	5.00	12/01/40	2,075,640
4,510,000	Colorado Health Facilities Authority, Colorado RB	5.00	01/01/40	4,623,652
2,500,000	Regional Transportation District, Colorado RB	5.00	11/01/38	2,623,750
1,350,000	State of Colorado Department of Transportation, Colorado COP	5.00	06/15/41	1,366,011
5,850,000	University of Colorado Hospital Authority, Colorado RB	5.00	11/15/42	6,372,112
				17,061,165
Connecticut - 8.2%
2,425,000	State of Connecticut Special Tax Revenue, Connecticut RB	5.00	09/01/34	2,632,265
1,000,000	State of Connecticut Special Tax Revenue, Connecticut RB	5.00	01/01/36	1,110,000
5,710,000	State of Connecticut Special Tax Revenue, Connecticut RB	5.00	10/01/37	6,351,861
2,340,000	State of Connecticut Special Tax Revenue, Connecticut RB	5.00	01/01/38	2,574,702
4,370,000	State of Connecticut Special Tax Revenue, Connecticut RB	5.00	10/01/38	4,838,551
				17,507,379
District of Columbia - 1.8%
3,475,000	Metropolitan Washington Airports Authority, District of Columbia RB	5.00	10/01/42	3,853,497

Florida - 6.0%
2,500,000	City of Miami Beach Stormwater Revenue, Florida RB	5.00	09/01/47	2,699,975
5,525,000	County of Miami-Dade FL Aviation Revenue, Florida RB	5.00	10/01/38	6,029,156
1,595,000	Highlands County Health Facilities Authority, Florida RB	6.00	11/15/37	1,650,490
5,000	Highlands County Health Facilities Authority, Florida RB	6.00	11/15/37	5,180
2,500,000	Orlando Utilities Commission, Florida RB	5.00	10/01/33	2,518,775
				12,903,576
Illinois - 19.7%
2,925,000	Chicago O'Hare International Airport, Illinois RB	5.00	01/01/36	3,237,156
1,340,000	Chicago O'Hare International Airport, Illinois RB	5.00	01/01/46	1,436,601
2,465,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/32	2,730,776
1,000,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/33	1,117,320
5,665,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/41	6,195,527
525,000	Chicago Park District, Illinois GOB, Series A	5.50	01/01/33	576,261
980,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/33	1,003,951
3,000,000	Chicago Park District, Illinois GOB, Series A	5.75	01/01/38	3,338,820
1,975,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/40	2,077,305
500,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/27	514,505
1,500,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/27	1,556,175
920,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/29	959,974
1,000,000	County of Will, Illinois GOB	5.00	11/15/33	1,119,950
3,500,000	Illinois Finance Authority, Illinois RB, Series A	5.00	02/15/45	3,795,925
1,425,000	Illinois State Toll Highway Authority, Illinois RB	5.00	01/01/40	1,570,535
2,200,000	Illinois State Toll Highway Authority, Illinois RB	5.00	01/01/41	2,431,154
1,805,000	Illinois State Toll Highway Authority, Illinois RB, Series A	5.00	01/01/40	2,003,099

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Principal	Security Description	Rate	Maturity	Value
Illinois - 19.7% (continued)
$3,310,000	University of Illinois, Illinois RB	5.00%	04/01/26	$3,618,790
1,030,000	University of Illinois, Illinois RB, Series A	5.13	04/01/36	1,075,062
900,000	University of Illinois, Illinois RB, Series A	5.00	04/01/39	975,789
825,000	Will Grundy Etc Counties Community College District No. 525, Illinois GOB, Series B	5.25	06/01/36	922,342
				42,257,017
Indiana - 2.0%
2,150,000	Indiana Finance Authority, Indiana RB	5.00	11/01/21	2,185,453
1,950,000	Indiana Finance Authority, Indiana RB, Series A	5.00	05/01/42	2,085,018
				4,270,471
Kansas - 0.5%
55,000	Kansas Development Finance Authority, Kansas RB	5.75	11/15/38	56,762
1,000,000	Topeka Public Building Commission, Kansas RB, Series A	5.00	06/01/22	1,022,480
				1,079,242
Louisiana - 2.9%
1,000,000	New Orleans Aviation Board, Louisiana RB	5.00	01/01/32	1,093,480
1,000,000	New Orleans Aviation Board, Louisiana RB	5.00	01/01/40	1,074,880
3,700,000	State of Louisiana Gasoline & Fuels Tax Revenue, Louisiana RB	5.00	05/01/43	4,027,894
				6,196,254
Maryland - 0.3%
625,000	Montgomery County Housing Opportunites Commission, Maryland RB, Series C	5.00	07/01/31	645,175

Massachusetts - 0.2%
370,000	Massachusetts Housing Finance Agency, Massachusetts RB, Series C	5.00	12/01/30	372,609

Michigan - 1.9%
3,325,000	Lansing Board of Water & Light, Michigan RB	5.00	07/01/37	3,535,606
550,000	Michigan State Building Authority, Michigan RB, Series A	5.20	10/15/31	592,438
				4,128,044
Missouri - 0.5%
1,000,000	City of St. Louis Airport Revenue, Missouri RB	6.63	07/01/34	1,021,790

New York - 7.9%
2,055,000	Metropolitan Transportation Authority, New York RB	5.00	11/15/38	2,210,810
5,810,000	Metropolitan Transportation Authority, New York RB	5.00	11/15/43	6,157,438
2,200,000	New York State Dormitory Authority, New York RB	5.00	07/01/40	2,288,748
50,000	New York State Dormitory Authority, New York RB	5.75	02/15/19	50,133
4,250,000	Port Authority of New York & New Jersey, New York RB	5.00	10/15/44	4,594,803
1,410,000	Schenectady Metroplex Development Authority, New York RB, Series A	5.50	08/01/33	1,596,430
				16,898,362
Ohio - 7.6%
2,950,000	American Municipal Power, Inc., Ohio RB, Series B	5.00	02/15/37	3,153,255
1,000,000	Brecksville-Broadview Heights City School District, Ohio GOB	5.00	12/01/45	1,092,580
3,000,000	Brunswick City School District, Ohio GOB	5.25	12/01/48	3,333,210
1,000,000	County of Franklin, Ohio RB	5.00	11/01/42	1,066,780
3,725,000	Kent State University, Ohio RB	5.00	05/01/42	3,990,891
3,290,000	Ohio University, Ohio RB	5.00	12/01/43	3,552,476
				16,189,192
Pennsylvania - 11.4%
2,375,000	Altoona Area School District, Pennsylvania GOB	5.00	12/01/39	2,607,227
3,200,000	Commonwealth of Pennsylvania, Pennsylvania COP	5.00	07/01/43	3,518,112
1,000,000	Pennsylvania Turnpike Commission, Pennsylvania RB	5.00	12/01/39	1,083,880
1,000,000	Pennsylvania Turnpike Commission, Pennsylvania RB	5.00	12/01/40	1,091,990
2,050,000	Pennsylvania Turnpike Commission, Pennsylvania RB	5.00	12/01/42	2,265,414
2,675,000	Pennsylvania Turnpike Commission, Pennsylvania RB	5.00	12/01/43	2,858,264
2,100,000	Pennsylvania Turnpike Commission, Pennsylvania RB	5.00	12/01/44	2,263,338
1,640,000	Pennsylvania Turnpike Commission, Pennsylvania RB	5.00	12/01/44	1,767,559
3,750,000	Pennsylvania Turnpike Commission, Pennsylvania RB	5.00	12/01/45	4,070,963
2,600,000	Pennsylvania Turnpike Commission, Pennsylvania RB, Series A-1	5.00	12/01/41	2,836,626
				24,363,373
South Carolina - 2.5%
5,075,000	County of Florence, South Carolina RB	5.00	11/01/37	5,295,509

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

Principal	Security Description	Rate	Maturity	Value
Texas - 3.4%
$2,500,000	Boerne School District, Texas GOB	5.00%	02/01/43	$2,661,825
1,000,000	City of Brownsville, Texas GOB	5.00	02/15/43	1,079,350
1,000,000	County of Harris, Texas RB	5.00	08/15/38	1,018,150
1,000,000	Dallas/Fort Worth International Airport, Texas RB	5.00	11/01/43	1,033,110
1,400,000	Lower Colorado River Authority, Texas RB	5.00	05/15/37	1,504,314
				7,296,749
Virginia - 1.3%
2,775,000	Fairfax County Redevelopment & Housing Authority, Virginia RB	4.75	04/01/38	2,783,741
Washington - 3.4%
1,715,000	Central Puget Sound Regional Transit Authority, Washington RB	4.75	02/01/28	1,877,771
1,000,000	Port of Seattle, Washington RB	5.00	06/01/40	1,033,160
4,000,000	Port of Seattle, Washington RB	5.00	05/01/42	4,384,600
				7,295,531
Total Municipal Bonds (Cost $206,160,840)				209,174,321

Shares	Security Description	Value
Money Market Fund - 1.2%
2,629,607	Fidelity Investments Money Market Government Portfolio, Class I, 2.24% (c)
	(Cost $2,629,607)	2,629,607
Investments, at value - 99.0% (Cost $208,790,447)		$211,803,928
Other Assets & Liabilities, Net - 1.0%		2,047,285
Net Assets - 100.0%		$213,851,213

AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
GOB	General Obligation Bond
LIBOR	London Interbank Offered Rate
RB	Revenue Bond

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Floating rate security. Rate presented is as of December 31, 2018.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$–
Level 2 - Other Significant Observable Inputs	211,803,928
Level 3 - Significant Unobservable Inputs	–
Total	$211,803,928

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Shares	Security Description	Value
Common Stock - 91.0%
Argentina - 8.9%
32,200	Adecoagro SA (a)	$224,112
5,400	Banco Macro SA, ADR	238,788
5,000	BBVA Banco Frances SA, ADR	56,650
75,826	Bolsas y Mercados Argentinos SA	761,884
15,217	Grupo Clarin SA, GDR (a)(b)(c)	40,002
		1,321,436
Bangladesh - 5.5%
573,352	Beximco Pharmaceuticals, Ltd., GDR (c)	328,857
527,071	Golden Harvest Agro Industries, Ltd. (a)	184,067
8,704	Youngone Corp.	299,156
		812,080
Colombia - 4.4%
120,726	Almacenes Exito SA	460,971
161,862	CEMEX Latam Holdings SA (a)	184,415
		645,386
Cyprus - 1.2%
105,307	Bank of Cyprus Holdings PLC (a)	184,965
Egypt - 5.5%
34,951	Commercial International Bank Egypt SAE	144,566
160,528	Egyptian Financial Group-Hermes Holding Co. (a)	136,417
17,933	Egyptian International Pharmaceuticals EIPICO	106,797
171,940	ElSewedy Electric Co.	172,516
19,331	Integrated Diagnostics Holdings PLC (d)	80,417
82,396	Obour Land For Food Industries	35,516
247,783	Oriental Weavers	144,575
		820,804
Estonia - 1.3%
169,297	Tallink Grupp AS	196,882
Georgia - 3.6%
6,610	Bank of Georgia Group PLC	116,014
4,612	Georgia Capital PLC (a)	60,019
18,416	TBC Bank Group PLC (a)	357,259
		533,292
Kazakhstan - 3.4%
27,897	Halyk Savings Bank of Kazakhstan JSC, GDR	288,734
23,797	KCell JSC, GDR	113,036
80,242	Nostrum Oil & Gas PLC (a)	105,345
		507,115
Kenya - 4.4%
283,400	Equity Group Holdings, Ltd. PLC	96,923
358,500	KCB Group, Ltd.	131,755
823,300	KenolKobil, Ltd. Group	153,914
1,257,100	Safaricom PLC	273,873
		656,465
Kuwait - 8.8%
153,363	Gulf Bank KSCP	127,276
47,839	Human Soft Holding Co. KSC	516,753
121,923	Mabanee Co. SAK	243,324
104,625	Mobile Telecommunications Co. KSC	154,706
94,549	National Bank of Kuwait SAKP	259,687
		1,301,746
Lithuania - 1.1%
338,918	Siauliu Bankas AB	155,714
Mauritius - 1.5%
27,300	MCB Group, Ltd.	216,654

Shares	Security Description	Value

Nigeria - 6.7%
7,036,390	Guaranty Trust Bank PLC	$666,860
5,255,882	Zenith Bank PLC	333,282
		1,000,142
Pakistan - 4.9%
85,100	Kohinoor Textile Mills, Ltd.	27,639
76,450	Lucky Cement, Ltd.	239,413
121,000	MCB Bank, Ltd.	168,746
317,000	Oil & Gas Development Co., Ltd.	292,335
		728,133
Peru - 5.5%
114,207	Alicorp SAA, Class C	337,349
72,315	BBVA Banco Continental SA	84,799
800	Credicorp, Ltd.	177,336
282,344	Ferreycorp SAA	212,900
		812,384
Philippines - 6.7%
3,626,400	Cosco Capital, Inc. (a)	462,739
162,050	Metropolitan Bank & Trust Co.	249,462
19,141,000	STI Education Systems Holdings, Inc. (c)	287,561
		999,762
Romania - 3.4%
516,602	Banca Transilvania SA	254,995
87,735	BRD-Groupe Societe Generale SA	246,228
		501,223
Senegal - 1.0%
5,449	Sonatel SA	152,283
Sri Lanka - 3.4%
405,676	John Keells Holdings PLC	354,218
757,731	Tokyo Cement Co. Lanka PLC (c)	104,400
331,311	Tokyo Cement Co. Lanka PLC, Non-Voting Shares (c)	41,663
		500,281
Ukraine - 1.3%
19,184	MHP SE, GDR	198,554
United Arab Emirates - 0.8%
867,731	Gulf Marine Services PLC (a)	115,025
Vietnam - 7.7%
2,936,000	CP Pokphand Co., Ltd.	251,212
106,000	FPT Corp.	192,852
66,400	LS Cable & System Asia, Ltd. (a)	335,035
119,000	Military Commercial Joint Stock Bank	99,787
225,128	PetroVietnam Technical Services Corp.	170,824
129,024	Superdong Fast Ferry Kien Giang JSC	97,345
		1,147,055
Total Common Stock (Cost $17,492,794)		13,507,381
Investment Companies - 2.9%
1,288,028	Fondul Proprietatea SA	279,992
36,722	VinaCapital Vietnam Opportunity Fund, Ltd.	156,332
Total Investment Companies (Cost $469,741)		436,324
Exchange Traded Funds - 2.1%
10,700	iShares MSCI Saudi Arabia ETF
	(Cost $275,982)	309,123
Money Market Fund - 2.6%
377,454	Fidelity Investments Treasury Portfolio, Institutional Shares, 2.28% (e) (Cost $377,454)	377,454

Investments, at value - 98.6% (Cost $18,615,971)		$14,630,282
Other Assets & Liabilities, Net - 1.4%		211,003
Net Assets - 100.0%		$14,841,285

CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $40,002 or 0.3% of net assets.
(c)	Illiquid Security.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $80,417 or 0.5% of net assets.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$14,212,826
Level 2 - Other Significant Observable Inputs	377,454
Level 3 - Significant Unobservable Inputs	40,002
Total	$14,630,282

The Level 1 value displayed in this table are Common Stock, Investment Companies and Exchange Traded Funds. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by country.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Common Stock
Balance as of September 30, 2018	$50,416
Change in Unrealized Appreciation/ (Depreciation)	(10,414)
Balance as of December 31, 2018	$40,002
Net change in unrealized appreciation (depreciation) from investments held as of December 31, 2018	$34,237

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	March 1, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	March 1, 2019